Summarize the Company's Quarterly Results of Operations (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended							6 Months Ended		12 Months Ended
	Jun. 30, 2018	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Total interest income		$ 4,586	$ 4,290	$ 4,184	$ 4,166	$ 4,187	$ 4,038			$ 4,591	$ 4,244
Total interest expense	$ 707	449	438	438	432	437	475	$ 1,230	$ 876	1,764	1,784
Net interest income	4,400	4,137	3,852	3,746	3,734	3,750	3,563	8,502	7,598	15,887	14,851
Provision for loan losses	72	25	25	25	131	105	71	129	50	100	301
Other income	215	892	208	832	1,056	902	867	450	428	381	527
General, administrative and other expense		3,456	3,365	3,334	3,345	3,251	3,141			3,494	3,333
Income before income taxes	1,462	1,548	1,331	1,219	1,314	1,296	1,218	2,808	2,550	5,590	5,160
Federal income taxes	250	548	415	369	386	389	373	448	784	2,044	1,580
Net income	$ 1,212	$ 1,000	$ 916	$ 850	$ 928	$ 907	$ 845	$ 2,360	$ 1,766	$ 3,546	$ 3,580
Earnings per share
Basic	$ 0.24	$ 0.20	$ 0.18	$ 0.17	$ 0.18	$ 0.18	$ 0.18	$ 0.46	$ 0.35	$ 0.72	$ 0.72
Diluted	$ 0.22	$ 0.20	$ 0.18	$ 0.17	$ 0.18	$ 0.18	$ 0.17	$ 0.44	$ 0.35	$ 0.71	$ 0.71